SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 91.7%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2024	$ 2,500,000	$ 2,720,707
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,000,000	2,991,456
	Apple Valley Public Financing Authority (Insured: BAM), Series A, 4.00% due 6/1/2026 - 6/1/2028	990,000	1,157,991
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	4,775,000	5,161,412
[a]	Series E, 0.51% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	3,500,000	3,505,040
[a]	Series G, 2.00% due 4/1/2053 (put 4/1/2024)	1,500,000	1,540,710
	Bonita (Educational Facilities) USD GO, 5.00% due 8/1/2024 (pre-refunded 8/1/2022)	1,000,000	1,027,695
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM), Series A, 5.00% due 9/2/2022 - 9/2/2023	3,535,000	3,757,287
	California (Adventist Health System/West Obligated Group) HFFA, Series A, 4.00% due 3/1/2026	820,000	930,804
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, 5.00% due 11/15/2022 - 11/15/2024	1,550,000	1,723,091
	California (Children’s Hospital Los Angeles Obligated Group) HFFA, Series A, 5.00% due 8/15/2030	2,640,000	3,146,450
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2023	1,835,000	1,899,337
	California (Children’s Hospital of Orange County Obligated Group) HFFA, 5.00% due 11/1/2022 - 11/1/2028	3,995,000	4,649,205
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	2,000,000	2,597,742
	California (Kaiser Permanente) HFFA, Series A-1, 5.00% due 11/1/2027	3,025,000	3,754,796
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027 - 6/1/2030	3,315,000	4,238,308
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, 5.00% due 10/1/2039 (put 10/1/2027)	3,000,000	3,702,258
	California (St. Joseph Health System) HFFA, Series A, 5.00% due 7/1/2024	1,000,000	1,068,811
	California (Sutter Health Obligated Group) HFFA, Series A, 4.00% due 8/15/2040 (pre-refunded 8/15/2025)	1,000,000	1,125,797
[a]	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 4.00% due 10/1/2052 (put 12/1/2027)	1,000,000	1,155,010
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), 4.00% due 2/1/2052 (put 8/1/2031)	5,000,000	6,061,030
[a]	California Infrastructure & Economic Development Bank, Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	1,000,000	1,112,915
	California Infrastructure and Economic Development Bank (The Scripps Research Institute), 5.00% due 7/1/2024 - 7/1/2027	850,000	990,405
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure), 5.00% due 10/1/2022 - 10/1/2023	405,000	423,477
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2023 - 10/1/2027	2,240,000	2,563,479
	California Municipal Finance Authority (Biola University, Inc.), 5.00% due 10/1/2030	1,000,000	1,202,170
	California Municipal Finance Authority (Collegiate Housing Foundation Davis-I LLC-West Village; Insured: BAM), 5.00% due 5/15/2028	2,905,000	3,609,471
	California Municipal Finance Authority (Insured: BAM) (Green Bond), 5.00% due 5/15/2025 - 5/15/2028	1,400,000	1,673,524
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, 0.18% due 10/1/2045 (put 3/1/2022)	2,500,000	2,500,000
[a]	California Municipal Finance Authority AMT, Series A, 0.30% due 7/1/2041 (put 4/1/2022)	1,500,000	1,500,000
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 0.18% due 11/1/2042 (put 1/18/2022)	3,000,000	3,000,000
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 2.50% due 11/1/2038 (put 5/1/2024)	2,000,000	2,082,190
[a]	California Pollution Control Financing Authority AMT, Series A, 2.50% due 7/1/2031 (put 5/1/2024)	1,125,000	1,136,780
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2022	565,000	571,515
	California State Public Works Board (Correctional and Rehabilitation Facilities),
	Series A, 5.00% due 9/1/2022 - 9/1/2024	13,660,000	14,515,900
	Series G, 5.00% due 11/1/2022	1,500,000	1,559,448
	California State Public Works Board (Judicial Council Projects), Series A, 5.00% due 3/1/2023 - 3/1/2024	2,400,000	2,531,501
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	7,595,611
	California State Public Works Board (Yuba City Courthouse), Series D, 5.00% due 6/1/2022	1,950,000	1,987,953
[a]	California Statewide Communities Development Authority (Adventist Health System/West Obligated Group), Series A, 5.00% due 3/1/2037 (put 3/1/2027)	2,000,000	2,379,156
	California Statewide Communities Development Authority (CHF-Irvine LLC), Series A, 5.00% due 5/15/2027	500,000	602,252
	California Statewide Communities Development Authority (CHF-Irvine LLC; Insured: BAM), 5.00% due 5/15/2030 - 5/15/2031	4,000,000	5,247,006
	California Statewide Communities Development Authority (Cottage Health System), 5.00% due 11/1/2025 (pre-refunded 11/1/2024)	135,000	152,460
	California Statewide Communities Development Authority (Cottage Health System) ETM, 5.00% due 11/1/2022 - 11/1/2024	475,000	518,714
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2024 - 5/15/2027	2,000,000	2,237,069
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2003-D, 5.00% due 5/1/2033 (put 11/1/2029)	3,500,000	4,546,349
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2022 - 1/1/2030	1,135,000	1,210,696
	California Statewide Communities Development Authority (Montage Health Obligated Group), Series A, 4.00% due 6/1/2030 - 6/1/2032	2,000,000	2,475,070
[a]	California Statewide Communities Development Authority (Southern California Edison Co.), 2.625% due 11/1/2033 (put 12/1/2023)	4,895,000	5,060,040
	California Statewide Communities Development Authority (Southern California Edison Co.) (Green Bond), 1.75% due 9/1/2029	2,000,000	1,987,072
	California Statewide Communities Development Authority (Sutter Health Obligated Group), Series A, 5.00% due 8/15/2024 (pre-refunded 8/15/2022)	535,000	550,812
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	2,970,000	2,621,747
	Carson Redevelopment Successor Agency (Redevelopment Project Area No 1; Insured: AGM), Series A, 5.00% due 10/1/2026	500,000	559,736
	CDC Successor Agency of the City of Santee (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	634,201
	City and County of San Francisco (525 Golden Gate Avenue-Public Utilities Commission Office Project) COP, Series C, 5.00% due 11/1/2022	700,000	702,391
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2022 - 5/1/2024	1,400,000	1,504,786
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	1,913,943
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2026 - 5/1/2027	3,500,000	4,194,382
	City of Clovis (Water System Facilities; Insured: BAM), 5.00% due 3/1/2022 - 3/1/2023	1,720,000	1,779,651
	City of Delano (Central California Foundation for Health) COP, 5.00% due 1/1/2024 (pre-refunded 1/1/2023)	270,000	282,724

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	City of Irvine (Irvine Assessment District No 21-1; Insured: BAM), 4.00% due 9/2/2031	$ 1,000,000	$ 1,268,907
	City of Los Angeles, 4.00% due 6/23/2022	5,000,000	5,089,655
	City of Manteca (Water Supply System), 5.00% due 7/1/2023	650,000	665,035
	City of Modesto Wastewater Revenue, Series B, 5.00% due 11/1/2027 - 11/1/2030	4,000,000	5,099,472
	City of Norco CA, 5.00% due 9/1/2025	1,000,000	1,150,266
	City of Redding Wastewater System Revenue, 5.00% due 6/1/2029 - 6/1/2031	2,760,000	3,620,269
	City of San Jose Financing Authority (Civic Center Project), Series A, 5.00% due 6/1/2024 (pre-refunded 6/1/2023)	750,000	799,857
	City of San Jose Financing Authority (Civic Center Project) ETM, Series A, 5.00% due 6/1/2022 - 6/1/2023	1,745,000	1,826,199
	Compton (Insured: BAM) USD GO, Series B, 5.00% due 6/1/2028 - 6/1/2029	1,625,000	1,985,564
	Contra Costa Transportation Authority, Series A, 5.00% due 3/1/2022	850,000	856,526
	Coronado Community Development Agency Successor Agency, Series A, 5.00% due 9/1/2022	585,000	602,880
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), Series C, 5.00% due 6/1/2022 - 6/1/2024	2,500,000	2,638,229
	County of Riverside, Series A, 0.50% due 10/20/2022	2,000,000	2,005,262
	Cucamonga Valley Water District Financing Authority, Series B, 5.00% due 9/1/2025 - 9/1/2031	850,000	1,074,163
	Dinuba (CAP APPREC; Insured: AGM) USD GO, Zero Coupon due 8/1/2030	460,000	394,094
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,741,393
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1), 5.00% due 9/1/2025	750,000	867,071
	Emeryville Redevelopment Agency (Emeryville and Shellmound Park Projects; Insured: AGM), Series A, 5.00% due 9/1/2022 - 9/1/2024	9,095,000	9,802,275
	Fresno USD GO, Series C, 4.00% due 8/1/2026 - 8/1/2027	725,000	841,865
	Fullerton Redevelopment Agency Successor Agency (Insured: BAM), Series A, 4.00% due 9/1/2022 - 9/1/2025	3,050,000	3,228,482
	Grossmont Healthcare District GO,
	Series D, 5.00% due 7/15/2022	960,000	984,355
	Series E, 5.00% due 7/15/2028 - 7/15/2031	1,655,000	2,182,402
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,458,079
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2022 - 7/1/2027	2,460,000	2,728,711
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, 5.00% due 6/1/2022 - 6/1/2025	2,755,000	3,057,582
	Jurupa Public Financing Authority (Insured: BAM), Series A, 5.00% due 9/1/2022 - 9/1/2025	2,720,000	2,948,510
	La Canada USD GO, Series B, 4.00% due 8/1/2022 - 8/1/2024	680,000	717,645
	La Quinta Redevelopment Agency (Redevelopment Project Areas No. 1 and 2) ETM, Series A, 5.00% due 9/1/2022 - 9/1/2023	3,500,000	3,680,290
	La Quinta Redevelopment Agency Successor Agency, Series A, 4.00% due 9/1/2027 (pre-refunded 9/1/2023)	410,000	435,181
	Lodi Public Financing Authority (City Police Building and Jail), 5.00% due 10/1/2022 - 10/1/2023	2,160,000	2,184,062
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,210,615
	Series D, 5.00% due 7/1/2022 - 7/1/2024	5,750,000	6,159,774
	Los Angeles County Public Works Financing Authority, Series F, 5.00% due 12/1/2028 - 12/1/2032	1,000,000	1,337,633
	Los Angeles Department of Airports AMT, Series B, 5.00% due 5/15/2025 - 5/15/2026	7,220,000	8,413,295
	Los Angeles Department of Water & Power Water System Revenue, Series A, 5.00% due 7/1/2027	1,600,000	1,972,235
	Los Angeles Department of Water and Power (Power System Capital Improvements), Series A, 5.00% due 7/1/2025 - 7/1/2026	800,000	932,614
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	4,600,000	5,129,754
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,073,877
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD, Series F, 5.00% due 9/1/2023	500,000	536,474
	Milpitas Redevelopment Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,663,736
	Modesto Irrigation District (San Joaquin Valley Electric System), Series A, 5.00% due 7/1/2022	1,295,000	1,324,631
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,643,283
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,165,096
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2029 - 3/1/2031	1,545,000	1,976,304
	North City West School Facilities Financing Authority (Carmel Valley; Insured: AGM), Series A, 5.00% due 9/1/2022	2,260,000	2,329,637
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,416,910
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2022 - 8/1/2025	2,745,000	3,027,268
	Oakland (County of Alameda Educational Facilities; Insured: BAM) USD GO, Series A, 5.00% due 8/1/2030 - 8/1/2032	2,290,000	3,046,756
	Oceanside (Insured: AGM) USD GO, Series F, 4.00% due 8/1/2022 - 8/1/2023	1,125,000	1,169,262
	Orange County Transportation Authority, 5.00% due 10/15/2024	4,000,000	4,506,284
	Pomona Public Financing Authority (Facilities Improvements; Insured: AGM), Series BC, 4.00% due 6/1/2024 - 6/1/2026	725,000	802,928
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	2,017,386
	Redevelopment Agency of the City of Rialto (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,050,000	1,147,759
	Ripon Redevelopment Agency Successor Agency (Insured: BAM), 4.00% due 11/1/2030 - 11/1/2031	1,025,000	1,254,062
	Riverside County Infrastructure Financing Authority, Series A, 5.00% due 11/1/2031	1,000,000	1,355,797
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,166,322
	Riverside County Public Financing Authority (Riverside County), 5.00% due 11/1/2026 (pre-refunded 11/1/2025)	1,205,000	1,409,643
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2022 - 9/1/2025	1,245,000	1,381,966
	Riverside Redevelopment Agency Successor Agency, Series A, 5.00% due 9/1/2022	600,000	618,293
	Sacramento City (Educational Facilities Improvements; Insured: AGM) USD GO, 5.00% due 7/1/2022	700,000	716,181
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2022 - 3/1/2025	4,530,000	4,888,367
	Sacramento County (Insured: AGM) COP, 5.00% due 10/1/2026 - 10/1/2029	3,625,000	4,477,674

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District), Series A, 5.00% due 12/1/2027 - 12/1/2031	$ 3,820,000	$ 4,969,103
[a]	Sacramento Municipal Utility District, Series A, 5.00% due 8/15/2049 (put 10/17/2023)	600,000	636,707
	Salinas Valley Solid Waste Authority (Insured: AGM) AMT, Series A, 5.00% due 8/1/2023	1,530,000	1,639,872
	San Bernardino City (Insured: AGM) USD GO, Series A, 4.00% due 8/1/2029	1,000,000	1,215,201
	San Bernardino Redevelopment Agency Successor Agency (Insured: AGM), Series A, 5.00% due 12/1/2023	150,000	163,095
	San Diego (Educational System Capital Projects) USD GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	8,636,112
	San Diego County Regional Airport Authority,
	5.00% due 7/1/2029 - 7/1/2030	2,000,000	2,587,059
	Series A, 5.00% due 7/1/2030	330,000	421,513
	San Diego Redevelopment Agency Successor Agency, Series A, 5.00% due 9/1/2028	250,000	289,004
	San Francisco City and County Airports Commission (San Francisco International Airport), Series A, 5.00% due 5/1/2026	5,000,000	5,921,530
	San Francisco City and County Airports Commission (San Francisco International Airport) AMT, Series H, 5.00% due 5/1/2028	6,500,000	8,064,329
	San Joaquin Hills Transportation Corridor Agency, Series A, 5.00% due 1/15/2030	750,000	963,347
	San Jose Financing Authority, Series A, 4.00% due 10/1/2029 - 10/1/2032	970,000	1,212,589
	San Mateo County Joint Powers Financing Authority (Maple Street Correctional Center), 5.00% due 6/15/2022 - 6/15/2023	1,585,000	1,646,677
	San Mateo Foster City Public Financing Authority, Series B, 5.00% due 8/1/2025	700,000	812,491
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	7,761,806
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,245,316
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2022 - 12/1/2027	3,535,000	4,027,207
	South Bay/San Diego County USD GO, Zero Coupon due 8/1/2022	2,250,000	2,247,086
	South Placer Wastewater Authority (Roseville), 5.00% due 11/1/2029 - 11/1/2030	700,000	923,130
	Southern California Public Power Authority (Canyon Power Project), Series A, 5.00% due 7/1/2029 - 7/1/2030	2,750,000	3,141,634
	Southern California Public Power Authority (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 11/1/2029	350,000	439,706
	Southern California Public Power Authority (Magnolia Power Project), Series A-1, 5.00% due 7/1/2022	2,795,000	2,860,850
	Southwestern Community College District GO, Series B, 4.00% due 8/1/2024 - 8/1/2026	1,125,000	1,267,784
	State of California GO, 5.00% due 11/1/2029	5,000,000	6,514,645
	Stockton (Insured: BAM) USD GO, 5.00% due 8/1/2027	1,200,000	1,414,118
	Stockton Public Financing Authority (Stockton Water Revenue; Green Bond; Insured: BAM), Series A, 5.00% due 10/1/2022 - 10/1/2031	4,945,000	5,800,746
	Successor Agency to the City of Colton Redevelopment Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2023 - 8/1/2025	1,875,000	2,082,371
	Successor Agency to the City of Riverside Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2023 - 9/1/2024	2,985,000	3,265,359
	Successor Agency to the City of San Diego Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,990,000	2,304,338
	Successor Agency to the Commerce Community Development Commission (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027 - 8/1/2030	3,315,000	3,926,418
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	1,400,000	1,509,363
	Successor Agency to the Community Redevelopment Agency of the City of Palmdale (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,000,000	1,166,359
	Successor Agency to the Poway Redevelopment Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	5,360,649
	Successor Agency to the Rancho Cucamonga Redevelopment Project (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,350,000	3,685,690
	Successor Agency to the Redevelopment Agency of the City of San Mateo (Multiple Redevelopment Project Areas), Series A, 5.00% due 8/1/2025	425,000	490,427
	Successor Agency to the Redevelopment Agency of the City of Stockton (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	2,000,000	2,366,518
	Successor Agency to the Richmond County Redevelopment Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2022 - 9/1/2024	1,250,000	1,341,285
	Successor Agency to the Rosemead Community Development Commission (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2026	3,410,000	3,763,789
	Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2022 - 9/1/2025	1,375,000	1,513,168
	Temecula Valley Financing Authority (Insured: BAM) USD, 5.00% due 9/1/2027	2,220,000	2,540,266
	Trustees of the California State University (Educational Facilities Improvements), Series A, 5.00% due 11/1/2026	1,000,000	1,190,460
	Tulare County Transportation Authority, 5.00% due 2/1/2029 - 2/1/2030	3,135,000	4,062,847
	Tulare Public Financing Authority (Insured: BAM),
	4.00% due 4/1/2022	250,000	252,159
	5.00% due 4/1/2023 - 4/1/2028	1,410,000	1,622,581
	Turlock Public Financing Authority Water Revenue, 4.00% due 3/1/2027	1,000,000	1,001,767
	Val Verde (Insured: BAM) USD GO, Series A, 4.00% due 8/1/2022 - 8/1/2023	950,000	986,707
	Vallejo City (Insured: BAM) USD GO, 5.00% due 8/1/2031	840,000	1,130,053
	Ventura County Community College District GO, 5.00% due 8/1/2024	835,000	917,167
	Ventura County Public Financing Authority (Office Building Purchase and Improvements), Series B, 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,692,128
	Vista Redevelopment Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2022 - 9/1/2023	735,000	773,941
	West Contra Costa (Insured: AGM) USD GO,
	Series E, 4.00% due 8/1/2022 - 8/1/2025	1,270,000	1,345,459
	Series F, 4.00% due 8/1/2022 - 8/1/2024	2,690,000	2,793,195

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	West Contra Costa (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2028	$ 160,000	$ 147,917
	TOTAL LONG-TERM MUNICIPAL BONDS — 91.7% (Cost $410,805,832)		$423,892,668
	SHORT-TERM MUNICIPAL BONDS — 7.3%
[a]	California Municipal Finance Authority (Chevron USA, Inc.; Guaranty: Chevron Corp.), 0.07% due 11/1/2035 (put 1/3/2022)	10,955,000	10,955,000
[a]	City of Irvine (Irvine Reassessment District No 05-21; LOC U.S. Bank N.A.), Series A, 0.05% due 9/2/2050 (put 1/3/2022)	2,934,000	2,934,000
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutche Bank A.G.), Series DBE-8082, 0.50% due 10/1/2058 (put 1/7/2022)	6,000,000	6,000,000
[a]	Regents of the University of California Medical Center Pooled Revenue, Series B-2, 0.06% due 5/15/2032 (put 1/3/2022)	10,200,000	10,200,000
[a]	Sacramento Suburban Water District (LOC Sumitomo Mitsui Banking) COP, Series A, 0.09% due 11/1/2034 (put 1/7/2022)	3,380,000	3,380,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 7.3% (Cost $33,469,000)		$33,469,000
	Total Investments — 99.0% (Cost $444,274,832)		$457,361,668
	Other Assets Less Liabilities — 1.0%		4,707,787
	Net Assets — 100.0%		$462,069,455

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $9,000,000, representing 1.95% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
HFFA	Health Facilities Financing Authority
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.